UNAUDITED CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE LOSS - USD ($)		3 Months Ended		9 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2022	Dec. 31, 2021
Revenues
Revenues		$ 1,710,172	$ 1,660,119	$ 6,000,597	$ 3,152,592
Revenues, a related party		30,748		323,321
Total revenues		1,740,920	1,660,119	6,323,918	3,152,592
Cost of revenues
Cost of revenues		(1,372,916)	(1,457,589)	(5,038,614)	(5,378,411)
Cost of revenues, a related party		(185,254)		(333,756)
Total cost of revenues		(1,558,170)	(1,457,589)	(5,372,370)	(5,378,411)
Gross profit (loss)		182,750	202,530	951,548	(2,225,819)
Operating expenses
Selling, general and administrative expenses		(1,385,580)	(2,701,921)	(4,832,658)	(7,102,107)
Provision for doubtful accounts, net of recovery		(126,546)	(6,926)	(470,982)	(125,709)
Impairments of inventories				(3,085)	0
Impairments of long-lived assets and goodwill			(1,975)		(142,516)
Total operating expenses		(1,512,126)	(2,710,822)	(5,306,725)	(7,370,332)
Loss from operations		(1,329,376)	(2,508,292)	(4,355,177)	(9,596,151)
Other income (expense)
Other income, net		320,151	97,710	807,276	81,600
Interest expense		(6,975)		(6,975)	(5,872)
Interest expense on finance leases		(626)	(13,612)	(8,927)	(44,369)
Change in fair value of derivative liabilities		30,557	3,536,859	1,641,650	5,185,309
Issuance cost incurred for issuing series A convertible preferred stock			(821,892)	0	(821,892)
Total other income, net		343,107	2,799,065	2,433,024	4,394,776
Income (loss) before income taxes		(986,269)	290,773	(1,922,153)	(5,201,375)
Income tax expense			(4,539)	0	(4,550)
Net income (loss) from continuing operations		(986,269)	286,234	(1,922,153)	(5,205,925)
Loss from discontinued operations, net of applicable income taxes			(418,355)		(2,418,757)
Discontinued operation
Net loss		(986,269)	(132,121)	(1,922,153)	(7,624,682)
Net loss attributable to non-controlling interests from continuing operations		14,928	178,808	200,175	1,322,575
Net loss attributable to non-controlling interests from discontinued operations			108,772		628,877
Net income (loss) attributable to the Company's stockholders		(971,341)	155,459	(1,721,978)	(5,673,230)
Other comprehensive income (loss)
Foreign currency translation adjustment		328,208	70,638	(1,177,365)	48,458
Comprehensive loss		(658,061)	(61,483)	(3,099,518)	(7,576,224)
less: Total comprehensive loss attributable to noncontrolling interests		(75,611)	(303,768)	(159,302)	(1,984,990)
Total comprehensive income (loss) attributable to stockholders		$ (582,450)	$ 242,285	$ (2,940,216)	$ (5,591,234)
Weighted average number of common stock
Basic (in shares)	[1]	7,689,406	5,922,655	7,016,860	5,579,271
Diluted (in shares)	[1]	7,689,406	5,922,655	7,016,860	5,579,271
Earning (loss) per share - basic and diluted
Continuing operations - basic (in dollars per share)	[1]	$ (0.13)	$ 0.08	$ (0.25)	$ (0.70)
Continuing operations - diluted (in dollars per share)	[1]	(0.13)	0.08	(0.25)	(0.70)
Discontinued operations - basic (in dollars per share)	[1]		(0.05)		(0.32)
Discontinued operations - diluted (in dollars per share)	[1]	0.00	(0.05)	0.00	(0.32)
Total earnings (loss) per share - basic	[1]	(0.13)	0.03	(0.25)	(1.02)
Total earnings (loss) per share - diluted	[1]	$ (0.13)	$ 0.03	$ (0.25)	$ (1.02)

[1]	Giving retroactive effect to the 1-for-10 reverse stock split effected on April 6, 2022